Stockholders' equity - Summary of shares issuable upon exercise of the warrants (Detail)	Dec. 31, 2025 shares
Three point zero three nine one [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	4,792,124
Three point zero three nine one [member] | Cl Class B1 warrant
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	52,511
Three point zero three nine one [member] | Class B2 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	2,316,754
Three point zero three nine one [member] | Class C1 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	12,649
Three point zero three nine one [member] | Class C2 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	2,410,210
One point five one three one [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	9,625,105
One point five one three one [member] | Cl Class B1 warrant
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	105,470
One point five one three one [member] | Class B2 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	4,653,260
One point five one three one [member] | Class C1 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	25,406
One point five one three one [member] | Class C2 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	4,840,969